Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss)	¥ (104,722)	¥ 581,765	¥ 150,195
Net cash provided by operating activities	5,498,087	468,756	(4,041,072)
Cash flows from investing activities:
Purchases of premises and equipment	(136,238)	(211,495)	(243,022)
Net cash provided by (used in) investing activities	(5,016,128)	(2,613,292)	(11,807,589)
Cash flows from financing activities:
Net change in short-term borrowings	(1,711,421)	4,085,165	2,936,677
Proceeds from issuance of long-term debt	3,004,293	2,568,730	2,303,803
Repayment of long-term debt	(2,715,054)	(1,511,050)	(3,273,353)
Purchases of treasury stock	(1,927)	(1,849)	(1,441)
Net cash provided by (used in) financing activities	1,991,438	8,691,908	12,356,954
Parent Company
Cash flows from operating activities:
Net income (loss)	(104,722)	581,765	150,195
Adjustments and other	351,484	(390,748)	(92,059)
Net cash provided by operating activities	246,762	191,017	58,136
Cash flows from investing activities:
Net change in loans	(72,313)	(1,167,385)	(1,496,047)
Purchases of premises and equipment	(26)	(41,382)	(43,406)
Proceeds from sales of premises and equipment	11	55,624	209,657
Proceeds from sales of investments in subsidiaries	452,500	125	245
Net change in other investing activities	223	(1,370)	(5,395)
Net cash provided by (used in) investing activities	380,395	(1,154,388)	(1,334,946)
Cash flows from financing activities:
Net change in short-term borrowings	(95,000)	(10,000)	(85,505)
Proceeds from issuance of long-term debt	930,033	1,477,385	1,531,047
Repayment of long-term debt	(1,256,720)	(310,000)	(35,000)
Purchases of treasury stock	(1,927)	(1,849)	(1,441)
Dividends paid	(196,783)	(190,498)	(190,386)
Net change in other financing activities	44	65	962
Net cash provided by (used in) financing activities	(620,353)	965,103	1,219,677
Net increase (decrease) in cash and cash equivalents	6,804	1,732	(57,133)
Cash and cash equivalents at beginning of fiscal year	44,966	43,234	100,367
Cash and cash equivalents at end of fiscal year	¥ 51,770	¥ 44,966	¥ 43,234